Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash	$ 2,479,146	$ 4,088,333
Prepaid expenses – related party		833,333
Extension note receivable	273,066
Total current assets	2,752,212	4,921,666
Non-current Assets
Deferred transaction costs	276,187
Total non-current assets	276,187
Total Assets	3,028,399	4,921,666
Current liabilities:
Accounts payable – related party	9,333,146	945,587
Other payables and accrued liabilities	398,781
Accrued liability – related party	22,000
Franchise tax payable	4,297	1,097
Total current liabilities	9,758,224	946,684
Non-current liabilities:
Other liability	12,725	14,825
Total non-current liabilities	12,725	14,825
Total Liabilities	9,770,949	961,509
Commitments and Contingencies
Stockholders’ Deficit:
Common stock, $0.0001 par value; 145,000,000 shares authorized; 4,063,500 and 176,000 shares issued and outstanding as of June 30, 2023 and 2022, respectively	407	18
Additional paid-in capital	445,596	34,290
Accumulated deficit	(12,188,553)	(1,074,151)
Total Stockholders’ Deficit	(11,742,550)	(1,039,843)
Total Liabilities, Preferred Stock and Stockholders’ Deficit	3,028,399	4,921,666
Series A Preferred Stock
Preferred Stock
Preferred stock, value	5,000,000	5,000,000
Series AA Preferred Stock
Preferred Stock
Preferred stock, value